Condensed Statements of Operations (Unaudited) (Parenthetical) - shares	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Founder Shares
Number of shares no longer subject to forfeiture	750,000	750,000
Class B ordinary Shares | Over-Allotment Option
Number of shares subject to forfeiture	750,000	750,000	750,000